TABS Short-Term Municipal Bond Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 87.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
New York State Environmental Facilities Corp., (New York City Municipal Finance Water Authority), 4.00%, 6/15/46	$1,500	$1,602,465
North Dakota Public Finance Authority, (State Revolving Fund), 5.00%, 10/1/25	215	257,764
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/25	2,550	3,029,808

		$4,890,037

Education — 5.4%
California State University, 5.00%, 11/1/24	$2,500	$2,908,800
California State University, 5.00%, 11/1/29	200	260,194
Florida Board of Governors, (Florida University System), 4.00%, 7/1/23	2,000	2,118,720
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 4.00%, 7/1/43	2,000	2,128,360
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22	3,495	3,806,719
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	251,305
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,254,190
University of Minnesota, 5.00%, 8/1/23	115	129,202
University of Minnesota, 5.00%, 4/1/26	200	241,024
University of Texas, 5.00%, 8/15/24	1,000	1,160,670

		$16,259,184

Electric Utilities — 0.5%
American Municipal Power, Inc., OH, (AMP Fremont Energy Center), Prerefunded to 2/15/22, 5.25%, 2/15/27	$115	$124,092
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	1,000	1,224,860

		$1,348,952

Escrowed/Prerefunded — 9.9%
Calcasieu Parish School District No. 30, LA, Prerefunded to 2/15/22, 5.00%, 2/15/25	$250	$268,895
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/22, 5.00%, 2/1/26	100	107,484
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	5,000	4,838,450
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,342,325
Kent State University, OH, Prerefunded to 5/1/22, 5.00%, 5/1/42	100	108,552
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/49	33,580	8,055,842
Maryland, Escrowed to Maturity, 5.00%, 3/1/22	300	322,437
Mississippi, (Capital Improvements Projects), Prerefunded to 10/1/21, 5.00%, 10/1/36	400	424,236
Ohio, Prerefunded to 4/1/23, 5.00%, 4/1/24	125	140,139
Orange County School Board, FL, Prerefunded to 8/1/22, 5.00%, 8/1/24	150	164,426
Orange County School Board, FL, Prerefunded to 8/1/22, 5.00%, 8/1/26	5,000	5,480,850
Raleigh, NC, Combined Enterprise System Revenue, Prerefunded to 3/1/23, 5.00%, 3/1/29	100	111,618
Reedy Creek Improvement District, FL, Prerefunded to 6/1/23, 5.25%, 6/1/33	250	283,477

Security	Principal Amount (000’s omitted)	Value
Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/29	$1,015	$1,141,418
Utah Transit Authority, Sales Tax Revenue, Prerefunded to 6/15/22, 5.00%, 6/15/25	1,220	1,330,691
Utah Transit Authority, Sales Tax Revenue, Prerefunded to 6/15/25, 5.00%, 6/15/35	250	300,282
Virginia College Building Authority, (21st Century College and Equipment Programs), Prerefunded to 2/1/22, 4.00%, 2/1/25	1,000	1,057,560
Wisconsin, Prerefunded to 5/1/22, 5.00%, 5/1/29	100	108,552

		$29,587,234

General Obligations — 39.3%
Alexandria, VA, 5.00%, 7/1/27	$200	$251,406
Arlington County, VA, 5.00%, 8/15/23	100	112,833
Arlington County, VA, Prerefunded to 8/1/21, 4.00%, 8/1/28	390	406,279
Arlington Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,300	1,394,406
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	2,000	2,435,540
Birdville Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	100	110,021
Birmingham, AL, 5.00%, 12/1/28	760	956,262
Boston, MA, 5.00%, 3/1/25	175	199,962
Bothell, WA, Limited Tax General Obligation Bonds, 4.00%, 12/1/25	490	539,279
Brookline, MA, 5.00%, 3/15/25	4,605	5,434,729
Brown County, WI, 4.00%, 11/1/21	620	629,622
Cajon Valley Union School District, CA, 5.00%, 8/1/31(1)	1,455	1,820,452
California, 4.00%, 3/1/36	2,500	2,863,200
California, 5.00%, 11/1/27	2,025	2,511,668
Carteret County, NC, 5.00%, 4/1/25	500	556,000
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	151,035
Charleston County, SC, 5.00%, 11/1/23	200	227,198
Clark County, NV, 4.00%, 6/1/36	30	33,503
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	150	141,993
College Station, TX, 5.00%, 2/15/24	230	237,151
Collin County Community College District, TX, 4.00%, 8/15/34	750	867,427
Columbus, OH, 5.00%, 4/1/22	1,050	1,131,679
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,355	1,452,397
Delaware, 5.00%, 7/1/21	1,125	1,179,090
Delaware, 5.00%, 1/1/24	1,360	1,554,099
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,855,940
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	115	107,601
Edina, MN, 5.00%, 2/1/30	125	156,671
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	44,447
Fairfax County, VA, 5.00%, 10/1/23	70	79,308
Florida Board of Education, 4.00%, 6/1/26	3,000	3,172,710
Florida Board of Education, 5.00%, 6/1/22	8,415	9,119,925
Florida Board of Education, 5.00%, 6/1/22	830	832,548
Forsyth County, NC, 5.00%, 4/1/23	1,000	1,115,050
Georgia, 5.00%, 2/1/23	550	609,928
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	300	300,960
Henrico County, VA, 5.00%, 8/1/27	200	252,064
Henry County School District, GA, 5.00%, 8/1/22	100	108,892
Huntington Beach Union High School District, CA, 5.00%, 8/1/25	2,575	2,875,554
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	511,345
Independence, OH, 3.50%, 12/1/25	290	311,666
Joliet Community College District No. 525, IL, 4.00%, 6/1/26	2,080	2,214,514
Kent County, MI, 4.00%, 12/1/24	485	546,653

Security	Principal Amount (000’s omitted)	Value
King County, WA, 5.00%, 1/1/23	$50	$55,239
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,368,575
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	680,190
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/26	230	253,152
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/27	270	300,254
Massachusetts, 5.00%, 12/1/24	5,000	5,845,700
Massachusetts, 5.00%, 7/1/26	100	121,915
Mecklenburg County, NC, 5.00%, 3/1/26	190	231,000
Miami-Dade County, FL, 5.00%, 7/1/26	1,000	1,193,000
Montgomery County, MD, 5.00%, 11/1/27	450	567,207
Montgomery County, MD, 5.00%, 12/1/27	5,000	5,816,750
Montgomery County, TN, 5.00%, 4/1/22	100	107,779
Montgomery, AL, 3.00%, 2/1/22	1,685	1,740,942
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	910,517
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	852,930
New York, NY, 4.00%, 8/1/22	3,000	3,164,700
New York, NY, 5.00%, 8/1/24	1,250	1,418,612
New York, NY, 5.00%, 8/1/26	1,000	1,184,790
Newport-Mesa Unified School District, CA, (Election of 2005), Prerefunded to 8/1/21, 0.00%, 8/1/46	2,100	343,287
North Carolina, 4.00%, 6/1/23	125	136,368
Ohio, 5.00%, 12/15/23	1,000	1,139,210
Paradise Valley Unified School District No. 69, AZ, 5.00%, 7/1/22	2,080	2,260,357
Park City, UT, 5.00%, 2/1/27	600	743,040
Phoenix, AZ, 5.00%, 7/1/27	1,950	2,347,878
Richland County School District No. 2, SC, 5.00%, 3/1/22(1)	1,825	1,961,492
Rose Tree Media School District, PA, 5.00%, 4/1/27	1,000	1,202,600
South Orange-Maplewood School District, NJ, 2.00%, 8/15/27	950	975,849
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	100	112,695
Springfield School District No. 19, OR, 5.00%, 6/15/30	855	1,004,403
Sugar Land, TX, 5.00%, 2/15/23	1,105	1,222,771
Sunnyvale School District, CA, 5.00%, 9/1/27	1,000	1,197,370
Tamalpais Union High School District, CA, 5.00%, 8/1/23	100	112,589
Tempe, AZ, 3.00%, 7/1/22	100	104,430
Tennessee, 3.00%, 10/1/26	275	277,225
Tennessee, 5.00%, 8/1/22	200	218,018
Tennessee, 5.00%, 8/1/24	100	116,251
Texas Public Finance Authority, 5.00%, 10/1/22	100	109,610
Travis County, TX, Certificates of Obligation, 2.00%, 3/1/24	125	129,270
Upper Merion Area School District, PA, 2.30%, 2/15/24	725	725,566
Utah, 5.00%, 7/1/22	3,915	4,259,755
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	614,935
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,350	1,360,449
Wake County, NC, 5.00%, 4/1/22	1,000	1,077,790
Waltham, MA, 5.00%, 5/1/29	130	166,063
Washington, 5.00%, 7/1/30	1,000	1,161,530
Waukesha County, WI, 3.00%, 4/1/25	500	542,025
Wauwatosa School District, WI, 5.00%, 9/1/22	105	114,763
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	356,217
Williamson County, TN, 5.00%, 4/1/25	3,475	4,111,689

Security	Principal Amount (000’s omitted)	Value
Wilton, CT, 2.00%, 5/1/27	$360	$366,984
Wilton, CT, 2.00%, 5/1/28	220	223,709
Wisconsin, 5.00%, 11/1/23	100	110,678
Wisconsin, 5.00%, 11/1/25	630	756,983
Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23 (Put Date), 8/15/41(2)	4,825	4,771,925

		$117,662,033

Hospital — 6.8%
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	767,969
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/26	2,500	2,953,225
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27	3,500	4,219,635
Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/24 (Put Date), 5/15/57	4,000	4,598,760
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,749,400
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,141,390

		$20,430,379

Housing — 1.4%
New York Dormitory Authority, (State University Dormitory Facilities), Prerefunded to 7/1/22, 5.00%, 7/1/26	$135	$147,443
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	4,000	4,006,400

		$4,153,843

Insured-General Obligations — 0.2%
Washington, (NPFG), 0.00%, 6/1/21	$620	$612,882

		$612,882

Insured-Housing — 0.0%(3)
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 7/1/21	$135	$136,602

		$136,602

Insured-Lease Revenue/Certificates of Participation — 0.1%
Conotton Valley Union Local School District, OH, (MAC), 5.00%, 12/1/26	$300	$355,740

		$355,740

Insured-Water and Sewer — 0.1%
Harris County Municipal Utility District No. 374, TX, (BAM), 3.00%, 9/1/26	$310	$329,372

		$329,372

Lease Revenue/Certificates of Participation — 7.8%
Arizona, Certificates of Participation, 5.00%, 10/1/24	$2,000	$2,313,200
Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	7,178,400
Malibu, CA, 5.00%, 11/1/38	275	275,657
Malibu, CA, 5.00%, 11/1/43	225	225,511
Malibu, CA, 5.00%, 11/1/48	375	375,825
Ohio, (Voting System Acquisition Project), 5.00%, 9/1/28	5,150	6,482,150
Palm Beach County School Board, FL, 5.00%, 8/1/31	5,000	5,796,550
Volusia County School Board, FL, 5.00%, 8/1/21	325	340,789
Wisconsin, Certificates of Participation, 4.00%, 3/1/21	230	235,962

		$23,224,044

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 3.1%
California Public Works Board, 5.00%, 9/1/39	$5,000	$5,534,550
Johnson County Public Building Commission, KS, (Courthouse and Medical Examiner’s Facility), 5.00%, 9/1/25	3,025	3,565,507
Virginia Public Building Authority, 5.00%, 8/1/24	200	231,960

		$9,332,017

Special Tax Revenue — 6.2%
District of Columbia, Income Tax Revenue, 5.00%, 10/1/22	$1,500	$1,643,775
Mesa, AZ, Street and Highway User Revenue, 4.00%, 7/1/25	100	113,880
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/23	1,000	1,122,430
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/24	1,500	1,698,690
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/25(1)	340	395,032
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	5,770	6,797,579
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/22	2,750	2,943,050
North Houston Development Corp., TX, Tax Increment Contract Revenue, 5.00%, 9/1/25	1,725	2,015,887
Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	1,500	1,736,040
Salt Lake County, UT, Sales Tax Revenue, 5.00%, 2/1/22	120	128,525

		$18,594,888

Transportation — 0.8%
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	$2,000	$2,319,200

		$2,319,200

Water and Sewer — 4.6%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 4.00%, 6/1/45	$2,450	$2,673,268
Hamilton County, OH, (Metropolitan Sewer District of Greater Cincinnati), 5.00%, 12/1/21	120	127,794
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	500	583,715
Metropolitan Water District of Southern California, 5.00%, 7/1/23	1,000	1,124,540
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/36	2,500	2,975,550
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,275,669
Raleigh, NC, Combined Enterprise System Revenue, 5.00%, 3/1/26	360	437,458
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,537,300
Truckee Meadows Water Authority, NV, 5.00%, 7/1/29	1,565	1,907,954

		$13,643,248

Total Tax-Exempt Municipal Securities — 87.8% (identified cost $254,966,130)		$262,879,655

Total Investments — 87.8% (identified cost $254,966,130)		$262,879,655

Other Assets, Less Liabilities — 12.2%		$36,536,962

Net Assets — 100.0%		$299,416,617

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	10.5%
California	10.2%
Others, representing less than 10% individually	67.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 0.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 0.2% of total investments.

(1)	When-issued security.

(2)	Multi-step coupon security. Interest rate represents the rate in effect at April 30, 2020.

(3)	Amount is less than 0.05%.

Abbreviations:

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

MAC	-	Municipal Assurance Corp.

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

The Fund did not have any open derivative instruments at April 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$262,879,655	$—	$262,879,655
Total Investments	$—	$262,879,655	$—	$262,879,655

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.